Directors and employees - Management compensation (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Short-term employee benefits
Wages and salaries	£ 871	£ 1,406	£ 1,520
Social security costs	40	168	162
Short-term employee benefits expense	911	1,574	1,682
Post-employment benefits
Amounts paid in lieu of employer pension contributions	46	43	32
Other pension costs	20	11	14
Key management personnel compensation, other long-term employee benefits	66	54	46
Share-based payment	337	3,177	705
Total remuneration	£ 1,314	£ 4,805	£ 2,433